Summary of Significant Accounting Policies - Schedule of Aircraft Held for Sale (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) Aircraft	Dec. 31, 2024 USD ($) Aircraft	Dec. 31, 2023 Aircraft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aircraft held for sale	$ 23,449	$ 66,986
Aircraft held for sale	$ 14,368	$ 23,449
Number of aircrafts held for sale | Aircraft	3	3	0
Disposal Group, Held-for-Sale, Not Discontinued Operations | Gulfstream GIV Aircrafts
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aircraft held for sale	$ 11,871	$ 0
Aircraft held for sale sold	0	(27,327)
Aircraft reclassified to held for sale	605	42,960
Impairment gain (loss) due to fair value adjustments	(197)	3,762
Aircraft held for sale	$ 12,279	$ 11,871